Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Disclosure of detailed information about trade and other payables [Table Text Block]
	December 31, 2022	December 31, 2021
Companies controlled by directors of the Company	$57,750	$31,500
Directors or officers of the Company	154,083	75,083
	$211,833	$106,583

Disclosure of transactions between related parties [Table Text Block]
	December 31, 2022	December 31, 2021	December 31, 2020
Research and development	$25,000	$48,404	$48,358
	$25,000	$48,404	$48,358

Disclosure of information about key management personnel [Table Text Block]
	December 31, 2022	December 31, 2021	December 31, 2020
General and administrative - salaries and contracts	$329,250	$336,000	$336,000
Directors' fees	79,000	75,083	71,250
Stock-based compensation	62,720	382,442	3,397
	$470,970	$793,525	$410,647